DECEMBER 31, 2011

ANNUAL REPORT
AND SHAREHOLDER LETTER

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GLOBAL

Templeton Global Opportunities Trust

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

Annual Report

Templeton Global Opportunities Trust

Your Fund’s Goal and Main Investments: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerg-

ing markets.

This annual report for Templeton Global Opportunities Trust covers the fiscal year ended December 31, 2011.

Performance Overview

Templeton Global Opportunities Trust – Class A had a -10.48% cumulative total return for the year under review. The Fund underperformed the -6.86%
total return of its benchmark, the MSCI All Country (AC) World Index, which measures equity market performance in global developed and emerging markets.1
Please note that performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

Global stocks declined in 2011 as deepening sovereign debt, political paralysis and economic growth concerns led to escalating investor anxiety and severe market volatility. Stocks entered the year supported by positive momentum in corporate earnings and renewed economic stimulus measures in the developed world. However, a number of events interrupted the market’s rise early in 2011, including a severe natural disaster and nuclear crisis in Japan and populist upris-
ings across the oil-and-gas-producing regions of the Middle East and North
Africa. Global markets recovered quickly from these setbacks but soon faced

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 18.

Annual Report | 3

more significant turmoil as Europe’s sovereign debt crisis worsened in the sum-
mer. Portugal, Greece and Ireland received bailouts and had their credit ratings slashed to junk grade, while rising bond yields in the larger economies of Italy and Spain, and eventually in the critical core economies of Germany and France, threatened the survival of the European Monetary Union. The U.S.’s sovereign debt issues and political dysfunction, accompanied by the downgrade of its AAA credit rating to AA+, further pressured investor sentiment during the summer months. Additionally, the precarious state of the global banking system as well as emerging signs of a renewed global economic slowdown and possible hard landing in China weighed on the markets.

Despite these global challenges, corporate profits remained remarkably resilient, some signs of U.S. economic improvement emerged toward year-end, and
European policymakers ultimately stepped up their response to their sovereign debt and banking crisis. Greek and Italian prime ministers were replaced with technocrats tasked with arresting a debt spiral, the European Central Bank cut short-term interest rates and expanded bank lending facilities, and six key global central banks agreed to lower dollar funding costs for Europe’s distressed commercial banks. Meanwhile, the Federal Reserve Board increased purchases of long-dated bonds to reduce key borrowing costs and hinted at “additional policy accommodation.” Chinese policymakers lowered commercial bank reserve requirements and the International Monetary Fund revamped its credit line and eased its lending terms. Commodities initially rallied due to the coor-
dinated monetary stimulus, but many declined as global economic prospects weakened. Gold and oil, however, made annual gains. In currency markets, the euro declined with escalating weakness at year-end, while the dollar rose after a late surge. Amid general global market declines, perceived safe-haven currencies such as the Japanese yen and Swiss franc rallied strongly, and U.S.
Treasuries posted their best one-year return since 2008.

Investment Strategy

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit margins and liquidation value. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

4 | Annual Report

Manager’s Discussion

In a challenging year for stocks globally, relative to the MSCI AC World Index, underweighting and stock selection in North America detracted from Fund performance, particularly, in the U.S. On a sector basis, stock selection in industrials hurt performance, and our holdings in French power generation and transport company Alstom, U.S. truck manufacturer Navistar International2 and German airline Deutsche Lufthansa were key detractors.3 Our stock selec-
tion in energy also hampered Fund performance.4 Notable detractors included
Brazilian oil and gas company Petrobras Petroleo Brasileiro2 and Canadian oil and gas exploration and production company Talisman Energy. The Fund’s large underweighting in consumer staples weighed on results, as this sector delivered positive returns for the year.5

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in rela-
tion to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2011, the U.S. dollar rose in value relative to most curren-
cies. As a result, the Fund’s performance was negatively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure.

On a more positive note, the Fund’s performance relative to the benchmark index benefited from stock selection in Asia. Within the region, an underweighted allocation to Japan was particularly beneficial. On a sector basis, our over-
weighting and stock selection in health care and consumer discretionary helped results.6 Among health care holdings, U.S. biotechnology company Amgen,
French pharmaceutical manufacturer Sanofi, and Swiss diagnostic and thera-
peutic product developer Roche Holding delivered strong performances. In the consumer discretionary sector, U.S. companies such as media conglomerate

2. This holding is not an index component.
3. The industrials sector comprises aerospace and defense, air freight and logistics, airlines, commercial services and supplies, construction and engineering, electrical equipment, industrial conglomerates, machinery, professional serv-
ices, and trading companies and distributors in the SOI.
4. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.
5. The consumer staples sector comprises food and staples retailing and household products in the SOI.
6. The health care sector comprises biotechnology, health care equipment and supplies, life sciences tools and serv-
ices, and pharmaceuticals in the SOI. The consumer discretionary sector comprises auto components, media, multiline retail and specialty retail in the SOI.

Annual Report | 5

News Corp.; home improvement goods retailer Home Depot; and cable television, Internet and telephone service provider Comcast contributed to
Fund results.

Thank you for your continued participation in Templeton Global Opportunities
Trust. We look forward to serving your future investment needs.

6 | Annual Report

Performance Summary as of 12/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 7

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from
4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

8 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions.
The unmanaged index includes reinvestment of any income or distributions. It differs from the
Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 9

10 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 5/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for peri-
ods after 5/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/1/09 (commencement of sales), the cumulative and annual total returns of Advisor Class shares were +25.95% and +9.03%.
6. Source: © 2012 Morningstar. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

Annual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.33%; B: 2.09%; C: 2.08%; and
Advisor: 1.08%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Annual Report | 13

Templeton Global Opportunities Trust

Financial Highlights

Class A	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$17.72	$17.09	$12.94	$23.55	$20.49
Income from investment operations[a]:					
Net investment income[b]	0.28	0.20	0.18	0.30	0.30
Net realized and unrealized gains (losses)	(2.14)	0.68	4.17	(10.17)	3.25
Total from investment operations	(1.86)	0.88	4.35	(9.87)	3.55
Less distributions from:					
Net investment income	(0.29)	(0.25)	(0.20)	(0.25)	(0.22)
Net realized gains	—	—	—	(0.49)	(0.27)
Total distributions	(0.29)	(0.25)	(0.20)	(0.74)	(0.49)
Redemption fees[c]	—	—	—	—[d]	—[d]
Net asset value, end of year	$15.57	$17.72	$17.09	$12.94	$23.55
Total return[e]	(10.48)%	5.20%	33.63%	(42.54)%	17.44%
Ratios to average net assets					
Expenses	1.33%	1.34%[f]	1.37%[f]	1.34%[f]	1.30%[f]
Net investment income	1.61%	1.22%	1.24%	1.59%	1.30%
Supplemental data					
Net assets, end of year (000's)	$625,783	$801,797	$876,985	$648,175	$1,148,008
Portfolio turnover rate	27.30%	23.89%	15.29%	12.22%	9.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Opportunities Trust

Financial Highlights (continued)

Class B	Year Ended December 31, 2011	2010	2009	2008	2007
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$17.61	$16.95	$12.83	$23.26	$20.28
Income from investment operations[a]:					
Net investment income[b]	0.17	0.08	0.08	0.16	0.14
Net realized and unrealized gains (losses)	(2.13)	0.65	4.10	(10.00)	3.20
Total from investment operations	(1.96)	0.73	4.18	(9.84)	3.34
Less distributions from:					
Net investment income	(0.05)	(0.07)	(0.06)	(0.10)	(0.09)
Net realized gains	—	—	—	(0.49)	(0.27)
Total distributions	(0.05)	(0.07)	(0.06)	(0.59)	(0.36)
Redemption fees[c]	—	—	—	—[d]	—[d]
Net asset value, end of year	$15.60	$17.61	$16.95	$12.83	$23.26
Total return[e]	(11.12)%	4.37%	32.64%	(42.95)%	16.56%
Ratios to average net assets					
Expenses	2.08%	2.09%[f]	2.12%[f]	2.09%[f]	2.05%[f]
Net investment income	0.86%	0.47%	0.49%	0.84%	0.55%
Supplemental data					
Net assets, end of year (000's)	$505	$1,394	$2,387	$2,708	$4,734
Portfolio turnover rate	27.30%	23.89%	15.29%	12.22%	9.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Opportunities Trust

Financial Highlights (continued)

Class C	2011	2010	2009	2008	2007
	Year Ended December 31,				
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$17.41	$16.79	$12.74	$23.18	$20.21
Income from investment operations[a]:					
Net investment income[b]	0.15	0.08	0.07	0.16	0.14
Net realized and unrealized gains (losses)	(2.08)	0.66	4.07	(9.97)	3.19
Total from investment operations	(1.93)	0.74	4.14	(9.81)	3.33
Less distributions from:					
Net investment income	(0.16)	(0.12)	(0.09)	(0.14)	(0.09)
Net realized gains	—	—	—	(0.49)	(0.27)
Total distributions	(0.16)	(0.12)	(0.09)	(0.63)	(0.36)
Redemption fees[c]	—	—	—	—[d]	—[d]
Net asset value, end of year	$15.32	$17.41	$16.79	$12.74	$23.18
Total return[e]	(11.10)%	4.43%	32.55%	(42.96)%	16.60%
Ratios to average net assets					
Expenses	2.08%	2.09%[f]	2.12%[f]	2.08%[f]	2.05%[f]
Net investment income	0.86%	0.47%	0.49%	0.85%	0.55%
Supplemental data					
Net assets, end of year (000's)	$30,862	$39,363	$42,976	$34,474	$47,010
Portfolio turnover rate	27.30%	23.89%	15.29%	12.22%	9.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Opportunities Trust

Financial Highlights (continued)

aFor the period May 1, 2009 (effective date) to December 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Opportunities Trust

Statement of Investments, December 31, 2011

18 | Annual Report

Templeton Global Opportunities Trust

Statement of Investments, December 31, 2011 (continued)

Annual Report | 19

Templeton Global Opportunities Trust

Statement of Investments, December 31, 2011 (continued)

Templeton Global Opportunities Trust

Statement of Investments, December 31, 2011 (continued)

Annual Report | 21

Templeton Global Opportunities Trust

Statement of Investments, December 31, 2011 (continued)

See Abbreviations on page 36.

aNon-income producing.
bSee Note 1(c) regarding investment in Templeton China Opportunities Fund, Ltd.
cSee Note 8 regarding restricted securities.
dThe security is traded on a discount basis with no stated coupon rate.

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Opportunities Trust

Financial Statements

Statement of Assets and Liabilities
December 31, 2011

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Opportunities Trust

Financial Statements *(continued)*

Statement of Operations

for the year ended December 31, 2011

Investment income:	
Dividends (net of foreign taxes of $2,146,667)	$ 23,091,500
Interest	2,439
Total investment income	23,093,939
Expenses:	
Management fees (Note 3a)	5,888,484
Administrative fees (Note 3b)	1,057,275
Distribution fees: (Note 3c)	
Class A	1,851,350
Class B	9,859
Class C	367,111
Transfer agent fees (Note 3e)	1,057,358
Custodian fees (Note 4)	126,602
Reports to shareholders	71,721
Registration and filing fees	83,739
Professional fees	97,498
Trustees' fees and expenses	72,444
Other	33,887
Total expenses	10,717,328
Net investment income	12,376,611
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments (net of foreign taxes of $25,430)	3,690,582
Foreign currency transactions	(88,981)
Net realized gain (loss)	3,601,601
Net change in unrealized appreciation (depreciation) on:	
Investments	(94,614,454)
Translation of other assets and liabilities denominated in foreign currencies	(66,302)
Change in deferred taxes on unrealized appreciation	34,154
Net change in unrealized appreciation (depreciation)	(94,646,602)
Net realized and unrealized gain (loss)	(91,045,001)
Net increase (decrease) in net assets resulting from operations	$(78,668,390)

Annual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Global Opportunities Trust

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

26 | Annual Report

Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

Annual Report | 27

Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Investment in Templeton China Opportunities Fund, Ltd.

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Fund may incur delays in redeeming its investment in the China Fund. The Fund’s investment in the China Fund is valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

28 | Annual Report

Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2011, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

Annual Report | 29

Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2011, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

30 | Annual Report

Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annual Report | 31

Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

e. Transfer Agent Fees

For the year ended December 31, 2011, the Fund paid transfer agent fees of $1,057,358, of which $691,893 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the
Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

At December 31, 2011, capital loss carryforwards were as follows:

During the year ended December 31, 2011, the Fund utilized $15,922,107 of capital loss carryforwards.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2011, the Fund deferred post-October capital losses of $10,168,864.

32 | Annual Report

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended
December 31, 2011, aggregated $213,178,391 and $307,895,430, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility.
In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer gen-
erally incurs all registration costs.

Annual Report | 33

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unse-
cured credit facility totaling $750 million (Global Credit Facility) which matured on January 20,
2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 20, 2012, the Borrowers renewed the Global Credit
Facility for a total of $1.5 billion, maturing January 18, 2013.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global
Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global
Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended December 31, 2011, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are sum-
marized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securi-
ties, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter-
mining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associ-
ated with investing in those securities.

34 | Annual Report

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards
Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve
Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The
amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally
Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and
include new guidance for certain fair value measurement principles and disclosure requirements.
The ASU is effective for interim and annual periods beginning after December 15, 2011. The
Fund believes the adoption of this ASU will not have a material impact on its financial statements.

Annual Report | 35

Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

36 | Annual Report

Templeton Global Opportunities Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Templeton Global Opportunities Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust (the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2012

Annual Report | 37

Templeton Global Opportunities Trust

Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Fund hereby reports
31.21% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2011.

Under Section 854(b)(1)(B) of the Code, the Fund hereby reports the maximum amount allow-
able but no less than $22,083,516 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2011. Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to share-
holders on Form 1099-DIV by mid-February 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At December 31, 2011, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 22, 2011, to treat their proportionate share of foreign taxes paid by the Fund, as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the
Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as reported by the Fund, to Class A, Class B, Class C, and
Advisor Class shareholders of record.

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit
(assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attrib-
utable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.
The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

38 | Annual Report

Templeton Global Opportunities Trust

Tax Information (unaudited) (continued)

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2012, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2011. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2011 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Annual Report | 39

Templeton Global Opportunities Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 1992	132	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Ann Torre Bates (1958) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2008	35	SLM Corporation (Sallie Mae), Ares Capital Corporation (specialty finance company) and Allied Capital Corporation (financial services) (2003-2010).
Principal Occupation During at Least the Past 5 Years: Independent strategic and financial consultant; and **formerly,** Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).				
Frank J. Crothers (1944) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 1989	25	Fortis, Inc. (utility holding company) and AML Foods Limited (retail distributors).
Principal Occupation During at Least the Past 5 Years: Director and Vice Chairman, Caribbean Utilities Company, Ltd.; director of various other private business and nonprofit organizations; and **formerly,** Chairman, Atlantic Equipment and Power Ltd. (1977-2003).				
Edith E. Holiday (1952) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Lead Independent Trustee	Trustee since 1996 and Lead Independent Trustee since 2007	132	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).				

40 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing).
Principal Occupation During at Least the Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
David W. Niemiec (1949) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2005	32	Emeritus Corporation (assisted living) (1999-2010) and OSI Pharmaceuticals, Inc. (pharmaceutical products) (2006-2010).
Principal Occupation During at Least the Past 5 Years: Advisor, Saratoga Partners (private equity fund); and **formerly,** Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).				
Frank A. Olson (1932) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2003	132	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During at Least the Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2006	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).
Principal Occupation During at Least the Past 5 Years: John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
Constantine D. Tseretopoulos (1954) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 1989	25	None
Principal Occupation During at Least the Past 5 Years: Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and **formerly,** Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).				
Robert E. Wade (1946) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Trustee	Since 2006	42	El Oro Ltd (investments).
Principal Occupation During at Least the Past 5 Years: Attorney at law engaged in private practice (1973-2009) and member of various boards.				

Annual Report | 41

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee, Chairman of the Board and Vice President	Trustee and Chairman of the Board since 1995 and Vice President since 1992	132	None
Principal Occupation During at Least the Past 5 Years: Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.				
Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Vice President	Trustee since 1993 and Vice President since 1996	50	None
Principal Occupation During at Least the Past 5 Years: Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 25 of the investment companies in Franklin Templeton Investments.				
James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Compliance, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).				
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				

42 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Gary P. Motyl (1952) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	President and Chief Executive Officer – Investment Management	Since 2007	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: President, Templeton Investment Counsel, LLC; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.				
Mark H. Otani (1968) One Franklin Parkway San Mateo,CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Secretary and Vice President	Secretary since 2004 and Vice President since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.				

Annual Report | 43

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since May 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson and Rupert H. Johnson are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of SLM Corporation and Ares Capital Corporation and was formerly a director of Allied Capital Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated, and Vice President and Treasurer of US Airways, Inc. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001. Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

44 | Annual Report

Templeton Global Opportunities Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12 (a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $31,236 for the fiscal year ended December 31, 2011 and $34,133 for the fiscal year ended December 31, 2010.

(b) Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $2,894 for the fiscal year ended December 31, 2011 and $0 for the fiscal year ended December 31, 2010. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $100,000 for the fiscal year ended December 31, 2011 and $35,000 for the fiscal year ended December 31, 2010. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and derivative instruments.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2011 and $317 for the fiscal year ended December 31, 2010. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2011 and $144,483 for the fiscal year ended December 31, 2010. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be

provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities

Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $102,894 for the fiscal year ended December 31, 2011 and $179,800 for the fiscal year ended December 31, 2010.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant

changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date February 24, 2012

By /s/ MARK H. OTANI
       Mark H. Otani
       Chief Financial Officer and
       Chief Accounting Officer
Date February 24, 2012